REVERSE CAPITALIZATION	6 Months Ended
Jun. 30, 2024
Reverse Capitalization
REVERSE CAPITALIZATION

3. REVERSE CAPITALIZATION

On August 15, 2023, the Company entered into a Business Combination Agreement with LLP, TWOA, SPAC Merger Sub, and Company Merger Sub, for a proposed Business Combination. Under the Business Combination Agreement, at the closing of the transactions contemplated by the Business Combination Agreement (the “Closing”), among other matters, (a) SPAC Merger Sub merged with and into TWOA, with TWOA continuing as the surviving company, and, in connection therewith, each issued and outstanding security of TWOA immediately prior to the effective time of the Business Combination was no longer outstanding and was automatically canceled, in exchange for the right of the holder thereof to receive a substantially equivalent security of LPA; (b) Company Merger Sub merged with and into LLP, with LLP continuing as the surviving company, and, in connection therewith, the ordinary shares of LLP (“LLP Shares”) issued and outstanding immediately prior to the Business Combination were canceled in exchange for the right of the holders thereof to receive ordinary shares of LPA (“LPA Ordinary Shares”); and (c) as a result of the mergers, TWOA and LLP each became wholly-owned subsidiaries of LPA, and LPA Ordinary Shares were listed on NYSE, all upon the terms and subject to the conditions set forth in the Business Combination Agreement.

On February 16, 2024, TWOA entered into a subscription agreement (the “Subscription Agreement”) with certain subscriber (“PIPE Investor”) to purchase 1,500,000 TWOA Class A ordinary shares at a price of $10.00 per share, for an aggregate purchase price of $15,000,000, in a private placement to be consummated simultaneously with the Closing.

The Business Combination was unanimously approved by the board of directors of TWOA and was approved at the Extraordinary General Meeting on March 25, 2024. TWOA’s shareholders also voted to approve all other proposals presented at the Extraordinary General Meeting. As a result of the Business Combination, LLP and TWOA became wholly-owned direct subsidiaries of the Company. On March 28, 2024, the LPA Ordinary Shares commenced trading on the NYSE under the symbol “LPA”.

As a result of the Business Combination:

●	All outstanding TWOA Class A and Class B shares were canceled in exchange for 3,897,747 LPA Ordinary Shares, not including the shares held by the PIPE Investor;

●	1,500,000 Class A TWOA shares held by the PIPE Investor were converted to 1,500,000 LPA Ordinary Shares;

●	All outstanding LLP shares were cancelled in exchange for 26,312,000 LPA Ordinary Shares.

The Business Combination was consummated on March 27, 2024. Following the Business Combination, the ownership structure of LPA was as follows:

	Number of Ordinary Shares	% of Ownership
LPA Ordinary Shares issued to TWOA shareholders	3,897,747	12.3%
LPA Ordinary Shares converted from legacy LLP equity holders	26,312,000	83.0%
LPA Ordinary Shares issued to PIPE Investor	1,500,000	4.7%
Total	31,709,747	100.0%

The proceeds from Business Combination (net of transaction costs paid) are summarized below:

Amount
Proceeds from PIPE Investor	$15,000,000
Proceeds from TWOA trust	1,121,150
Transaction costs paid	(7,947,031)
Proceeds from Business Combination, net of transaction costs paid	$8,174,119

Reverse capitalization

As discussed in Note 1, the Business Combination was accounted for as a reverse capitalization in accordance with IFRS. The consolidated assets, liabilities and results of operations are those of LLP for all periods presented. As such, the basic and diluted earnings (loss) per share related to LLP prior to the Business Combination have been retroactively recast based on shares reflecting the exchange ratio established in the Business Combination.

Share listing expenses under IFRS 2

As further discussed in Note 1, since the Business Combination was accounted for in accordance with IFRS 2, the difference in the fair value of the shares deemed to have been issued by the accounting acquirer and the fair value of the accounting acquiree’s identifiable net assets represented a service received by the accounting acquirer, and thus was recognized as an expense upon consummation of the Business Combination.

Upon Closing, the excess fair value of the equity interests deemed to have been issued to TWOA as consideration over the fair value of TWOA’s identifiable net assets was recognized as listing expense in the amount of $44,469,613 in the condensed consolidated interim statements of profit or loss and other comprehensive income (loss) for the three and six months ended June 30, 2024. The fair value of the equity interests was measured at the closing market price of TWOA’s publicly traded shares on March 26, 2024, which was $10.70 per share. See below for details.

Fair value of TWOA public shares (103,813 shares at $10.70) (A)	$1,110,799
Fair value of TWOA sponsor shares (3,793,934 shares at $10.70) (B)	40,595,094
I: Total deemed fair value of consideration issued to TWOA shareholders: (A+B)	41,705,893

Cash and cash equivalents	1,121,150
Accounts payable	(3,884,870)
II: Net liabilities of TWOA	(2,763,720)

Total share listing expense (I-II)	$44,469,613

Other transaction-related costs in connection with the Business Combination

For the three and six months ended June 30, 2024, the Company incurred transaction-related costs in connection with the Business Combination of $6,804 and $6,179,179, respectively (excluding the share listing expenses under IFRS 2 discussed above). For the three and six months ended June 30, 2023, the Company incurred transaction-related costs in connection with the Business Combination of $53,342 and $55,074, respectively. These transaction-related costs were recorded in other expenses in the condensed consolidated interim statements of profit or loss and other comprehensive income (loss), primarily consisting of professional service fees such as legal and accounting services pertinent to the Business Combination. Through June 30, 2024, cumulative transaction-related costs of $16,183,014 were incurred by the Company and TWOA (prior to the Closing) in connection with the Business Combination, of which $5,722,342 has not yet been paid as of June 30, 2024. As of June 30, 2024, $3,800,000 of the amount not yet paid is recorded within accounts payable and accrued expenses and $1,922,342 is recorded within other current and non-current liabilities in the condensed consolidated interim statements of financial position. For the six months ended June 30, 2024, the Company has paid $7,947,031 for transaction-related costs in connection with the Business Combination of which $4,858,225 was paid with transaction proceeds.

Cash bonus to management

In connection with the Business Combination, certain executives were granted a one-time cash bonus totaling $285,000 at Closing, recorded in general and administrative expense in the condensed consolidated interim statements of profit or loss and other comprehensive income (loss). As of June 30, 2024, all of the bonus was paid. See Note 17 for more details.

Restricted Stock Units (RSUs)

In connection with the Business Combination, certain executives and board of director members were granted service-based and performance-based RSUs. For the three and six months ended June 30, 2024, the Company incurred share-based payment expenses of $1,140,218. See Note 16 for more details.

Loan receivable from Latam Logistics Investments, LLC (“LLI”)

As of January 1, 2024, LLP’s loans to LLI, which held a minority equity interest of LLP before Closing, were in default status due to non-payment following the maturity date of December 31, 2023. LLP subsequently provided notice of the default to LLI.

On March 12, 2024, LLI entered into an assignment agreement (“Assignment Agreement”) with LLP, pursuant to which LLI unconditionally and irrevocably assigned in favor of LLP the right to receive the LPA Ordinary Shares upon the closing of the Business Combination. As part of the Assignment Agreement, LLP agreed to waive its right to receive the corresponding LPA Ordinary Shares. Upon Closing, the loan receivable from LLI of $9,765,972 was considered settled through the foreclosure of the collateralized LLP Shares held by LLI.